Employee Benefit Plans and Similar Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Plan 2015-18 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan
Information related to the evolution of the quantity of shares, of the plans at the end of the years ended December 31, 2020, 2019 and 2018, is as follows:
Plan 2015 - 2018

	2020	2019	2018
Amount at the beginning of the fiscal year	—	—	162,051
- Granted	—	—	—
- Settled	—	—	(155,385)
- Expired	—	—	(6,666)

Amount at end of fiscal year (1)	—	—	—

Expense recognized during the fiscal year	—	—	12
Fair value of shares on grant date (in dollars)	—	—	19.31

(1)	The life of the plan in 2018 was 7 months.

Plan 2016-19 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan
Plan 2016 - 2019

	2020	2019	2018
Amount at the beginning of the fiscal year	—	183,080	393,972
- Granted	—	—	—
- Settled	—	(180,478)	(189,303)
- Expired	—	(2,602)	(21,589)

Amount at end of fiscal year (1)	—	—	183,080

Expense recognized during the fiscal year	—	21	54
Fair value of shares on grant date (in dollars)	—	16.99	16.99

(1)	The life of the plan in 2019 was 7 months, whereas the remaining life as of December 31, 2018 was 7 months.

Plan 2017-20 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan
Plan 2017 - 2020

	2020	2019	2018
Amount at the beginning of the fiscal year	183,201	375,552	644,949
- Granted	—	—	—
- Settled	(179,160)	(182,445)	(193,564)
- Expired	(4,041)	(9,906)	(75,833)

Amount at end of fiscal year (1)	—	183,201	375,552

Expense recognized during the fiscal year	37	98	142
Fair value of shares on grant date (in dollars)	20.26	20.26	20.26

(1)	The life of the plan in 2020 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2019, and between 7 and 19 months as of December 31, 2018.

Plan 2018-21 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan
Plan 2018 - 2021

	2020	2019	2018
Amount at the beginning of the fiscal year	508,458	761,512	—
- Granted	—	—	761,512
- Settled	(246,457)	(246,987)	—
- Expired	(24,919)	(6,067)	—

Amount at end of fiscal year (1)	237,082	508,458	761,512

Expense recognized during the fiscal year	127	212	100
Fair value of shares on grant date (in dollars)	13.60	13.60	13.60

(1)	The average remaining life of the plan is 7 months as of December 31, 2020, between 7 and 19 months as of December 31, 2019 and between 7 and 31 months as of December 31, 2018.

Plan 2019-22 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan
Plan 2019 - 2022

	2020	2019	2018
Amount at the beginning of the fiscal year	758,690	—	—
- Granted	—	758,690	—
- Settled	(246,236)	—	—
- Expired	(45,086)	—	—

Amount at end of fiscal year (1)	467,368	758,690	—

Expense recognized during the fiscal year	293	189	—
Fair value of shares on grant date (in dollars)	9.97	9.97	—

(1)	The average remaining life of the plan is between 7 and 31 months as of December 31, 2019.

Plan 2020-23 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan
Plan 2020 - 2023

	2020	2019	2018
Amount at the beginning of the fiscal year	—	—	—
- Granted	774,150	—	—

Amount at end of fiscal year (1)	774,150	—	—

Expense recognized during the fiscal year	108	—	—
Fair value of shares on grant date (in dollars)	4.75	—	—

(1)	The average remaining life of the plan is between 7 and 31 months as of December 31, 2020.